Form N-1A Supplement	Nov. 01, 2025
Principal Investment Grade Corporate ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Principal Exchange-Traded Funds
Supplement dated December 15, 2025
to the Prospectus
dated November 1, 2025

This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.
On December 9, 2025, the Board of Trustees of Principal Exchange-Traded Funds took the following actions with respect to the Principal Investment Grade Corporate Active ETF (the “Fund”):
•Approved changing the Fund’s name from Principal Investment Grade Corporate Active ETF to Principal Investment Grade Corporate ETF effective on or about April 21, 2026; and
•Approved a change in the Fund’s primary listing exchange from NYSE Arca, Inc. to Cboe BZX Exchange, Inc. effective on or about April 21, 2026.
As such, on or about April 21, 2026, delete all references to the Principal Investment Grade Corporate Active ETF, and replace with Principal Investment Grade Corporate ETF. Additionally, on that date, delete all references to NYSE Arca, Inc. in relation to the Principal Investment Grade Corporate Active ETF from the Prospectus and replace them with Cboe BZX Exchange, Inc.